PORTFOLIO OF INVESTMENTS – as of March 31, 2023 (Unaudited)

Mirova International Sustainable Equity Fund

Shares	Description	Value (†)

Common Stocks – 97.5% of Net Assets
	Australia – 1.1%
42,187	Stockland	$112,968

	Belgium – 5.6%
6,653	KBC Group NV	457,133
2,805	Umicore SA	95,149

		552,282

	Denmark – 11.5%
3,132	Novo Nordisk AS, Class B	497,428
3,157	Orsted AS, 144A	269,191
13,146	Vestas Wind Systems AS	383,133

		1,149,752

	France – 14.3%
2,035	Air Liquide SA	340,636
16,193	Credit Agricole SA	182,676
4,823	Dassault Systemes SE	198,954
1,076	EssilorLuxottica SA	194,027
499	L’Oreal SA	222,974
1,420	Sanofi	154,040
3,151	Worldline SA, 144A(a)	133,913

		1,427,220

	Germany – 8.8%
4,779	Mercedes-Benz Group AG, (Registered)	367,518
2,765	SAP SE	349,138
1,503	Symrise AG	163,562
		880,218
	Hong Kong – 4.0%
38,316	AIA Group Ltd.	401,834

	Ireland – 4.6%
4,345	Kingspan Group PLC	297,743
4,281	Smurfit Kappa Group PLC	155,272

		453,015

	Japan – 13.9%
1,900	Kao Corp.	73,958
22,000	Kubota Corp.	333,549
9,999	Sekisui House Ltd.	203,792
1,500	Shimano, Inc.	260,079
8,038	Takeda Pharmaceutical Co. Ltd.	263,996
6,500	Terumo Corp.	175,795
1,900	West Japan Railway Co.	78,264

		1,389,433

	Netherlands – 8.2%
204	Adyen NV, 144A(a)	325,059

Shares	Description	Value (†)

Common Stocks – continued
	Netherlands – continued
723	ASML Holding NV	$492,687

		817,746

	Norway – 0.5%
3,922	Telenor ASA	45,986

	Spain – 4.0%
32,047	Iberdrola SA	399,235

	Switzerland – 2.7%
484	Geberit AG, (Registered)	270,288

	Taiwan – 4.6%
4,961	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	461,472

	United Kingdom – 13.7%
4,581	Croda International PLC	368,191
9,783	Halma PLC	270,074
3,188	Johnson Matthey PLC	78,158
14,705	Land Securities Group PLC	112,883
119,470	Legal & General Group PLC	353,345
3,507	Unilever PLC	181,543

		1,364,194

	Total Common Stocks (Identified Cost $11,290,975)	9,725,643

Principal Amount

Short-Term Investments – 0.8%
$79,943	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $79,957 on 4/03/2023 collateralized by $83,700 U.S. Treasury Note, 2.875% due 6/15/2025 valued at $81,598 including accrued interest(b) (Identified Cost $79,943)	79,943

	Total Investments – 98.3% (Identified Cost $11,370,918)	9,805,586
	Other assets less liabilities – 1.7%	171,954

	Net Assets – 100.0%	$9,977,540

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of Rule 144A holdings amounted to $728,163 or 7.3% of net assets.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$112,968	$—	$112,968
Belgium	—	552,282	—	552,282
Denmark	—	1,149,752	—	1,149,752
France	—	1,427,220	—	1,427,220
Germany	—	880,218	—	880,218
Hong Kong	—	401,834	—	401,834
Ireland	—	453,015	—	453,015
Japan	—	1,389,433	—	1,389,433
Netherlands	—	817,746	—	817,746
Norway	—	45,986	—	45,986
Spain	—	399,235	—	399,235
Switzerland	—	270,288	—	270,288
Taiwan	461,472	—	—	461,472
United Kingdom	—	1,364,194	—	1,364,194

Total Common Stocks	461,472	9,264,171	—	9,725,643

Short-Term Investments	—	79,943	—	79,943

Total	$461,472	$9,344,114	$—	$9,805,586

Industry Summary at March 31, 2023 (Unaudited)

Chemicals	10.5%
Semiconductors & Semiconductor Equipment	9.5
Pharmaceuticals	9.3
Insurance	7.6
Electric Utilities	6.7
Banks	6.4
Building Products	5.7
Software	5.5
Personal Care Products	4.7
Financial Services	4.6
Electrical Equipment	3.8
Health Care Equipment & Supplies	3.8
Automobiles	3.7
Machinery	3.3
Electronic Equipment, Instruments & Components	2.7
Leisure Products	2.6
Diversified REITs	2.2
Household Durables	2.0
Other Investments, less than 2% each	2.9
Short-Term Investments	0.8

Total Investments	98.3
Other assets less liabilities	1.7

Net Assets	100.0%

Currency Exposure Summary at March 31, 2023 (Unaudited)

Euro	47.3%
Japanese Yen	13.9
British Pound	11.9
Danish Krone	11.5
United States Dollar	5.4
Hong Kong Dollar	4.0
Swiss Franc	2.7
Other, less than 2% each	1.6

Total Investments	98.3
Other assets less liabilities	1.7

Net Assets	100.0%